Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2020
Accounts receivable, net
Schedule of accounts receivable

Accounts and notes receivables are consisted of the following:

	December 31, 2019	December 31, 2020
	RMB	RMB
Notes receivable	12,209	5,235
Accounts receivable, gross	74,357	84,189
Less: allowance for doubtful accounts	(14,175)	(23,298)
Accounts receivable, net	72,391	66,126

Schedule of allowance for doubtful accounts

	December 31, 2018	December 31, 2019	December 31, 2020
	RMB	RMB	RMB
Balance at the beginning of the year	418	491	14,175
Additions charged to bad debt expense	491	13,684	13,654
Write-off of bad debt allowance	(418)	—	(4,531)
Balance at the end of the year	491	14,175	23,298